Right-of-Use Assets and Operating Lease Liabilties (Tables)	12 Months Ended
Dec. 31, 2021
Right-of-Use Assets and Operating Lease Liabilties Table [Abstract]
Schedule of carrying amounts of right-of-use assets
	2021	2020
Balance at January 1,	$4,190,351	$6,173,590
New leases	824,734	532,978
Depreciation expense	(2,279,722)	(2,506,446)
Exchange difference	(370,370)	(9,771)
Balance at December 31,	$2,364,993	$4,190,351